Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2003
ASSETS
Cash and cash equivalents	$ 25,895	$ 28,207	$ 19,160
Other assets	6,093	3,834
Total assets	351,293	315,588
Liabilities and Equity
Subordinated debentures	5,155	5,155		$ 5,155
Stockholders' equity	38,312	34,509	22,864
Total liabilities and stockholder's equity	351,293	315,588
Parent Company [Member]
ASSETS
Cash and cash equivalents	2,673	3,025	$ 3,263
Investment in banking subsidiary	37,745	34,572
Investment in and advances to other subsidiary	222	220
Other assets	3,112	2,202
Total assets	43,752	40,019
Liabilities and Equity
Subordinated debentures	5,155	5,155
Accrued expenses and other liabilities	285	355
Stockholders' equity	38,312	34,509
Total liabilities and stockholder's equity	$ 43,752	$ 40,019